4. PURCHASE - ROCKY MOUNTAIN HYDROPONICS and EVERGREEN GARDEN CENTER (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Non-cash amortization expense related to intangible assets acquired	$ 36,600	$ 36,600
Amortization expense	$ 53,274	$ 53,274	$ 106,548	$ 108,966
ROCKY MOUNTAIN HYDROPONICS and EVERGREEN GARDEN CENTER
Amortization period			5 years
Amortization expense			$ 73,200	$ 42,700